CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 59,794,469	$ 8,421,875	¥ 34,326,192
Restricted cash	61,985,436	8,730,466	57,974,225
Receivables from online payment platforms	3,914,117	551,292	587,696
Short-term investments	157,415,365	22,171,490	115,112,554
Amounts due from related parties	7,428,070	1,046,222	6,318,830
Prepayments and other current assets	4,213,015	593,390	2,298,379
Total current assets	294,750,472	41,514,735	216,617,876
Non-current assets
Property, equipment and software, net	979,597	137,973	1,044,847
Intangible assets	21,148	2,979	134,002
Right-of-use assets	4,104,889	578,162	1,416,081
Deferred tax assets	270,738	38,133	1,045,030
Other non-current assets	47,951,276	6,753,796	16,862,117
Total non-current assets	53,327,648	7,511,043	20,502,077
Total Assets	348,078,120	49,025,778	237,119,953
Current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB91,703,662 and RMB94,196,915 (US$13,267,359) as of December 31, 2022 and 2023, respectively)
Amounts due to related parties	1,238,776	174,478	1,676,391
Customer advances and deferred revenues	2,144,610	302,062	1,389,655
Payable to merchants	74,997,252	10,563,142	63,316,695
Accrued expenses and other liabilities	55,351,399	7,796,081	20,960,723
Merchant deposits	16,878,746	2,377,322	15,058,229
Convertible bonds, current portion	648,570	91,349	13,885,751
Lease liabilities	1,641,548	231,207	602,036
Total current liabilities	152,900,901	21,535,641	116,889,480
Non-current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB290,412 and RMB239,982 (US$33,801) as of December 31, 2022 and 2023, respectively)
Convertible bonds	5,231,523	736,845	1,575,755
Lease liabilities	2,644,260	372,436	870,782
Deferred tax liabilities	59,829	8,427	13,025
Total non-current liabilities	7,935,612	1,117,708	2,459,562
Total liabilities	160,836,513	22,653,349	119,349,042
Commitments and contingencies
Shareholders' equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized, 5,278,348,396 and 5,503,491,148 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	177	25	170
Additional paid-in capital	107,293,091	15,111,916	99,250,468
Statutory reserves	105,982	14,927	5,000
Accumulated other comprehensive income	4,723,760	665,328	3,322,238
Retained earnings	75,118,597	10,580,233	15,193,035
Total shareholders' equity	187,241,607	26,372,429	117,770,911
Total liabilities and shareholders' equity	¥ 348,078,120	$ 49,025,778	¥ 237,119,953